Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net income	$ 9,290,680	$ 19,529,105	$ 21,669,452	$ (19,564,718)	$ (51,206,803)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	45,562,518	49,377,799	64,618,533	53,368,611	42,071,743
Change in deferred tax liability			(1,073,318)	(2,025,869)	(5,926,732)
Change in deferred tax assets and liabilities	(1,527,275)	(883,646)
Accretion of fair market value adjustment of secured debt	9,690	(38,968)	(35,738)	(110,942)	(130,682)
Amortization of debt issuance costs	2,026,249	1,920,545	2,594,163	1,676,309	3,586,381
Equity based compensation expense	4,078,572	3,042,874	3,968,494	2,907,808	1,738,873
Equity in loss of unconsolidated entities			1,690,205	1,050,250	0
Non-cash adjustment from equity method investments in JV Properties	1,215,114	611,526
Non-cash adjustment from equity method investments in Managed REITs	1,315,043	647,548
Accretion of financing fee revenues	(575,976)	(518,593)
Unrealized foreign currency and derivative (gains) losses	(839,210)	(1,058,890)	8,496,914	467,989	(93,878)
Net loss on extinguishment of debt	0	2,393,475	2,393,475	2,444,788	0
Gain on equity interests upon acquisition	0	(16,101,237)	(16,101,237)	0	0
Write-off of equity interest and preexisting relationships upon acquisition of control	0	2,049,682	2,049,682	8,389,573	0
Contingent earnout adjustment	0	1,514,447	1,514,447	12,619,744	(2,500,000)
Gain on deconsolidation of SST VI OP			0	(169,533)	0
Gain on sale of real estate			0	(178,631)	0
Impairment of goodwill and intangible assets			0	0	36,465,732
Impairment of investments in Managed REITs			0	0	4,376,879
Increase (decrease) in cash from changes in assets and liabilities:
Other assets, net	7,176,586	(483,573)	(780,731)	(1,367,439)	(1,170,734)
Purchase of SOFR interest rate caps			(6,053,700)	0	0
Accounts payable and accrued liabilities	5,527,159	7,444,338	3,293,359	99,039	298,510
Managed REITs receivables	(4,561,168)	345,984	(315,672)	(304,468)	(428,284)
Due to affiliates	15,250	(18,351)	(18,351)	(537,527)	(311,134)
Net cash provided by operating activities	68,713,232	69,774,065	87,909,977	58,764,984	26,769,871
Cash flows from investing activities:
Purchase of real estate	(15,616,741)	(72,512,886)	(72,512,886)	(64,585,072)	(612,892)
Additions to real estate	(10,134,464)	(7,603,913)	(10,415,161)	(10,288,805)	(14,946,580)
Insurance proceeds on insured property damage	1,686,383	0
Deposits on acquisition of real estate	(753,047)	(775,000)	(1,384,665)	(340,000)	(298,317)
Redemption of preferred equity investment in SSGT II			0	13,500,000	19,000,000
Investments in unconsolidated JV Properties, net	(7,488,639)	(4,117,116)	(4,822,869)	(5,795,399)	0
Investments in Managed REITs	0	(5,003,000)	(5,003,000)	0	0
Deconsolidation of SST VI OP			0	(3,011,368)	0
SST VI OP repayment of debt			0	5,600,000	0
Mezzanine loan repayments			42,000,000	0	0
Purchase of other investments			0	(1,967,476)	0
Settlement of company owned life insurance			0	2,894,561	0
Purchase of foreign currency hedge			0	0	0
SST VI preferred equity investment	(15,000,000)	0
SST VI preferred equity investment redemption	15,000,000	0
SST VI promissory note funding	(15,000,000)	0
Capital Distributions from Managed REITs	443,968	0
Settlement of foreign currency hedges designated for hedge accounting	2,850,916	0	0	(3,190,899)	398,951
Net proceeds from the sale of real estate	0	228,146	228,146	256,237	0
Net cash used in investing activities	3,488,376	(173,524,492)	(205,151,158)	(120,214,731)	(28,958,838)
Net cash (used in)/provided by investing activities
Gross proceeds from issuance of non-revolver debt	0	150,000,000	150,000,000	271,675,995	341,717
Repayment of non-revolver debt	(12,016,875)	(86,237,235)	(86,237,235)	(422,190,754)	0
Repayment of revolver debt	(105,000,000)	(175,000,000)	(183,000,000)	(15,000,000)	0
Scheduled principal payments on non-revolver debt	(1,965,016)	(1,865,650)	(2,512,634)	(1,294,637)	(701,136)
Proceeds from issuance of revolver debt	105,000,000	280,000,000	318,000,000	246,505,250	0
Debt issuance costs	0	(2,078,543)	(2,081,854)	(6,970,064)	(4,537)
Debt defeasance costs	0	(2,544,346)	(2,544,346)	(525,467)	0
Offering costs	(10,886)	(601,346)	(601,345)	(971,752)	(656,524)
Redemptions of common stock	(11,992,516)	(1,763,301)	(1,763,338)	(4,622,000)	(1,708,305)
Restricted stock withholding for payroll taxes	(246,662)	0
Distributions paid to common stockholders	(31,894,638)	(34,911,540)	(49,391,782)	(26,157,045)	(19,160,171)
Distributions paid to preferred stockholders	(9,349,315)	(9,349,315)	(12,500,000)	(12,277,935)	(8,786,655)
Distributions paid to noncontrolling interests	(6,735,992)	(5,264,528)	(7,301,215)	(6,139,772)	(5,514,994)
Gross proceeds from issuance of equity in other noncontrolling interests	0	1,000	1,000	0	0
Gross proceeds from issuance of equity in SST VI OP			0	4,015,815	0
Gross proceeds from issuance of preferred stock			0	0	50,000,000
Offering costs related to issuance of equity in SST VI OP			0	(373,067)	0
Preferred stock issuance costs			0	0	(70,057)
Net cash provided by (used in) financing activities	(74,211,900)	110,385,196	120,067,251	25,674,567	13,739,338
Impact of foreign exchange rate changes on cash and restricted cash	(216,431)	(1,454,029)	(1,474,040)	(196,135)	536,182
Change in cash, cash equivalents, and restricted cash	(2,226,723)	5,180,740	1,352,030	(35,971,315)	12,086,553
Cash, cash equivalents, and restricted cash beginning of year	46,038,391	44,686,361	44,686,361	80,657,676	68,571,123
Cash, cash equivalents, and restricted cash end of year	43,811,668	49,867,101	46,038,391	44,686,361	80,657,676
Supplemental disclosures and non-cash transactions:
Cash paid for interest, net of capitalized interest	38,847,871	23,112,227	36,523,574	27,220,673	32,834,244
Supplemental disclosure of noncash activities:
Redemption of common stock included in accounts payable and accrued liabilities	6,999,574	0	0	1,676,874	732,725
Issuance of shares pursuant to distribution reinvestment plan	11,875,479	5,243,398	5,243,398	19,564,929	15,954,081
Distributions payable	8,927,503	9,088,802	9,324,453	8,360,420	6,650,317
Earnest deposits on acquisitions assigned to the Managed REITs, amounts reclassified to Managed REITs receivables	1,082,916	0
Non cash additions to real estate and construction in process	416,136	28,793
Conversion of A-2 Units into A-1 Units	0	31,514,447	31,514,447	11,219,744	0
Deposit applied to the purchase of real estate	400,000	190,000	190,000	156,940	200,000
Issuance of common stock and OP Units in connection with the mergers	0	168,791,577	168,791,577	231,412,470	0
Real estate and construction in process included in accounts payable and accrued liabilities			515,898	19,056	248,845
Debt assumed in Merger			0	81,165,978	0
SST IV Merger
Cash flows from investing activities:
Merger, net of cash acquired			0	(46,486,510)	0
SSGT II Merger
Cash flows from investing activities:
Merger, net of cash acquired	0	(65,540,723)	(65,540,723)	0	0
SST VI Mezzanine
Cash flows from investing activities:
Mezzanine loan funding	(15,000,000)	(18,200,000)	(28,200,000)	(6,800,000)	0
Mezzanine loan repayments	50,000,000	0
SSGT III Mezzanine
Cash flows from investing activities:
Mezzanine loan funding	(8,000,000)	(42,000,000)	(59,500,000)	0	0
Mezzanine loan repayments	$ 20,500,000	$ 42,000,000
Preferred Stock
Cash flows from investing activities:
Purchase of SSGT II Preferred Units			$ 0	$ 0	$ (32,500,000)